Guggenheim Investment Grade CLO ETF Investment Strategy - Guggenheim Investment Grade CLO ETF	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	The Fund intends to pursue its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in investment grade-rated collateralized loan obligations (“CLOs”) and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to investment grade-rated CLOs. A CLO is a trust or other special purpose vehicle that issues primarily floating-rate, and sometimes fixed-rate, debt securities that are typically collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The underlying loans are selected by a CLO’s manager. Investment grade CLO debt securities are rated at the time of purchase in the top four long-term rating categories by a nationally recognized statistical rating organization such as S&P Global Ratings (rated BBB- or better) or Moody’s Investors Service (rated Baa3 or higher) or, if unrated, determined by Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), to be of comparable quality. If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The Fund may invest in CLO securities of any maturity. The Fund may purchase CLOs both in the primary (e.g., purchased at new issuance) and secondary markets. The Fund may invest up to 10% of its net assets in CLO securities rated at the time of purchase below investment grade (rated BB+ or lower), or, if unrated, are determined to be of comparable quality by the Investment Manager. The Fund will invest primarily in CLOs that are U.S. dollar denominated. However, the Fund may from time to time invest up to 20% of its net assets in CLOs that are denominated in foreign currencies. To the extent the Fund invests in non-U.S. dollar denominated securities, it intends to seek to hedge its exposure to foreign currency to U.S. dollars, as described more fully below. The Fund will only invest in CLOs with a minimum initial total offering size of $250 million. The Fund will not invest more than 5% of its net assets in various debt tranches of any single CLO, and will not invest more than 10% of its net assets in CLOs managed by a single CLO manager. The Fund’s investments in CLOs may include commercial real estate CLOs (“CRE CLOs”). The Fund may also invest up to 5% of its total assets in CLO equity securities. The Fund may invest in other fixed-income instruments of various maturities which may be represented by bonds (including corporate bonds), debt securities, commercial paper, derivatives or other similar instruments that the Investment Manager believes provide the potential to deliver a high level of current income. These securities may pay fixed or variable rates of interest. The asset-backed securities in which the Fund may invest include collateralized debt obligations (“CDOs”). CDOs include collateralized bond obligations (“CBOs”), CLOs, commercial real estate CDOs (“CRE CDOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of below investment grade fixed-income securities. The Fund may invest in a variety of investment vehicles, such as closed-end funds, exchange-traded funds (“ETFs”) and mutual funds. The Fund may hold securities of any quality, rated or unrated. This includes securities that are rated below investment grade (also known as “high yield securities” or “junk bonds”), or if unrated, determined to be of comparable quality by the Investment Manager. However, the Fund may not invest more than 10% of its total assets in fixed-income securities rated at the time purchase below investment grade. The Fund may hold non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S securities). The Fund will principally invest in U.S. dollar denominated securities, but may also invest in securities of non-U.S. companies and non-U.S. dollar denominated securities, including Eurodollar bonds and obligations. The Investment Manager intends to seek to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may enter into derivative transactions, including: foreign exchange forward contracts; futures on securities, indices, currencies and other investments; Secured Overnight Financing Rate (“SOFR”) futures; options; interest rate swaps; cross-currency swaps; total return swaps; and credit default swaps, which may also create economic leverage in the Fund. The Fund may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks, as a substitute for the purchase or sale of securities or currencies and/or to obtain or replicate market exposure. The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and transactions equivalent to a borrowing for investment purposes. The Fund also may engage, to the full extent permitted by applicable law, in repurchase agreements. In selecting securities for the Fund’s portfolio, the Investment Manager utilizes a combination of “top-down”, macroeconomic-driven investment approach and a fundamental “bottom-up” approach, which leverages the Investment Manager’s extensive experience investing in the CLO and structured credit markets as well as its experience as a manager of CLOs. The Investment Manager aims to capitalize on market and relative value opportunities, seeking a high level of current income with risk mitigation through selection of various tranches to maximize credit enhancement and dynamic portfolio allocation. The Investment Manager may determine to sell a security for several reasons, including but not limited to the following: (1) to adjust the portfolio’s average maturity or duration, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed, the Investment Manager’s credit outlook has changed, or for other similar reasons; or (3) due to relative value. If a security defaults subsequent to purchase by the Fund, the Investment Manager will determine in its discretion whether to hold or dispose of such security. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Fund can make temporary investments that are inconsistent with the Fund’s principal investment strategies and may not be able to pursue or achieve its investment objective. The Fund is a “non-diversified” fund, which means it may invest a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.